John Hancock
Fundamental Large Cap Core Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 99.2%		$5,822,030,477
(Cost $2,868,638,743)
Communication services 11.4%		668,279,358
Entertainment 5.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,581,725	151,371,083
The Walt Disney Company	676,866	76,526,470
Warner Brothers Discovery, Inc. (A)	6,278,495	65,547,488
Interactive media and services 6.4%
Alphabet, Inc., Class A	1,837,243	374,834,317
Consumer discretionary 19.1%		1,119,261,041
Automobile components 0.6%
Mobileye Global, Inc., Class A (A)	2,161,792	35,723,613
Broadline retail 11.1%
Amazon.com, Inc. (A)	2,420,774	575,369,564
eBay, Inc.	1,145,718	77,313,051
Hotels, restaurants and leisure 1.8%
Las Vegas Sands Corp.	1,163,039	53,302,077
Starbucks Corp.	480,802	51,772,759
Household durables 3.8%
Lennar Corp., Class A	1,695,442	222,509,808
Leisure products 0.3%
Polaris, Inc.	308,830	14,731,191
Textiles, apparel and luxury goods 1.5%
Lululemon Athletica, Inc. (A)	213,759	88,538,978
Consumer staples 5.7%		332,923,039
Beverages 2.1%
Anheuser-Busch InBev SA/NV, ADR	2,501,415	123,019,590
Consumer staples distribution and retail 3.6%
Sysco Corp.	548,511	39,997,422
Walmart, Inc.	1,730,909	169,906,027
Energy 5.4%		320,176,669
Oil, gas and consumable fuels 5.4%
Cheniere Energy, Inc.	1,431,597	320,176,669
Financials 14.1%		827,557,958
Banks 0.7%
Wells Fargo & Company	519,267	40,918,240
Capital markets 13.4%
KKR & Company, Inc.	1,502,163	250,966,372
Morgan Stanley	1,599,307	221,392,068
Nasdaq, Inc.	2,022,980	166,572,173
State Street Corp.	278,893	28,341,107
The Goldman Sachs Group, Inc.	186,396	119,367,998
Health care 4.4%		257,352,956
Biotechnology 0.4%
Moderna, Inc. (A)	621,896	24,515,140
Health care providers and services 2.0%
Elevance Health, Inc.	220,381	87,204,762
UnitedHealth Group, Inc.	51,056	27,697,369
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services 2.0%
Danaher Corp.	279,366	$62,225,983
Thermo Fisher Scientific, Inc.	93,199	55,709,702
Industrials 4.3%		251,697,391
Aerospace and defense 1.9%
General Dynamics Corp.	87,712	22,540,230
Lockheed Martin Corp.	144,352	66,827,758
RTX Corp.	169,296	21,830,719
Ground transportation 1.2%
Union Pacific Corp.	290,343	71,944,092
Machinery 0.5%
Fortive Corp.	359,496	29,237,810
Trading companies and distributors 0.7%
United Rentals, Inc.	51,865	39,316,782
Information technology 31.6%		1,854,906,080
Semiconductors and semiconductor equipment 9.0%
Analog Devices, Inc.	735,914	155,932,817
KLA Corp.	167,640	123,758,554
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	463,500	97,019,820
Texas Instruments, Inc.	824,945	152,293,096
Software 13.8%
Adobe, Inc. (A)	367,003	160,545,462
Microsoft Corp.	553,930	229,914,186
Oracle Corp.	415,647	70,684,929
Salesforce, Inc.	322,079	110,054,394
Workday, Inc., Class A (A)	914,362	239,617,706
Technology hardware, storage and peripherals 8.8%
Apple, Inc.	1,966,855	464,177,780
Samsung Electronics Company, Ltd.	1,425,428	50,907,336
Materials 0.4%		22,979,946
Chemicals 0.4%
LyondellBasell Industries NV, Class A	303,566	22,979,946
Real estate 2.8%		166,896,039
Specialized REITs 2.8%
American Tower Corp.	93,760	17,340,912
Crown Castle, Inc.	1,570,109	140,179,333
Millrose Properties, Inc., Class A (A)(B)	847,721	9,375,794

Total investments (Cost $2,868,638,743) 99.2%	$5,822,030,477
Other assets and liabilities, net 0.8%	46,915,052
Total net assets 100.0%	$5,868,945,529

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$668,279,358	$668,279,358	—	—
Consumer discretionary	1,119,261,041	1,119,261,041	—	—
Consumer staples	332,923,039	332,923,039	—	—
Energy	320,176,669	320,176,669	—	—
Financials	827,557,958	827,557,958	—	—
Health care	257,352,956	257,352,956	—	—
Industrials	251,697,391	251,697,391	—	—
Information technology	1,854,906,080	1,803,998,744	$50,907,336	—
Materials	22,979,946	22,979,946	—	—
Real estate	166,896,039	157,520,245	—	$9,375,794
Total investments in securities	$5,822,030,477	$5,761,747,347	$50,907,336	$9,375,794
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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